Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at May. 03, 2024
Balance, shares at May. 03, 2024
Issuance of founders shares	$ 3,650	(3,064)	(45,143)	(44,557)
Issuance of founders shares, shares	36,503,000
Balance at Jun. 30, 2024	$ 3,650	(3,064)	(45,143)	(44,557)
Balance, shares at Jun. 30, 2024	36,503,000
Issuance of common stock	$ 189	946,777		946,966
Balance, shares	1,894,052
Employee stock-based compensation		158,972		158,972
Net loss			(305,456)	(305,456)
Balance at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925
Balance, shares at Sep. 30, 2024	38,397,052
Ending balance, value at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925		$ 755,925
Issuance of common stock	$ 219	1,093,181		1,093,400		1,093,400
Balance, shares	2,186,000
Employee stock-based compensation		464,118		464,118		464,118
Net loss			(837,458)	(837,458)		(837,458)
Balance at Dec. 31, 2024	$ 4,058	2,659,984	(1,188,057)	1,475,985
Balance, shares at Dec. 31, 2024	40,583,052
Ending balance, value at Dec. 31, 2024	$ 4,058	2,659,984	(1,188,057)	1,475,985		1,475,985
Balance at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925
Balance, shares at Sep. 30, 2024	38,397,052
Beginning balance, value at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925		755,925
Net loss				(3,040,539)
Foreign currency translation
Balance at Jun. 30, 2025	$ 4,119	4,289,180	(3,391,138)	902,161
Balance, shares at Jun. 30, 2025	41,193,052
Ending balance, value at Jun. 30, 2025	$ 4,119	4,289,180	(3,391,138)	902,161		902,161
Balance at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925
Balance, shares at Sep. 30, 2024	38,397,052
Beginning balance, value at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925		755,925
Net loss				(3,820,078)
Balance at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111
Balance, shares at Sep. 30, 2025	41,193,052
Ending balance, value at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111		267,111
Balance at Dec. 31, 2024	$ 4,058	2,659,984	(1,188,057)	1,475,985
Balance, shares at Dec. 31, 2024	40,583,052
Beginning balance, value at Dec. 31, 2024	$ 4,058	2,659,984	(1,188,057)	1,475,985		1,475,985
Issuance of common stock	$ 61	304,939		305,000		305,000
Balance, shares	610,000
Employee stock-based compensation		980,614		980,614		980,614
Net loss			(1,404,996)	(1,404,996)		(1,404,996)
Balance at Mar. 31, 2025	$ 4,119	3,945,537	(2,593,053)	1,356,603
Balance, shares at Mar. 31, 2025	41,193,052
Ending balance, value at Mar. 31, 2025	$ 4,119	3,945,537	(2,593,053)	1,356,603		1,356,603
Employee stock-based compensation		343,643		343,643		343,643
Net loss			(798,085)	(798,085)		(798,085)
Foreign currency translation
Balance at Jun. 30, 2025	$ 4,119	4,289,180	(3,391,138)	902,161
Balance, shares at Jun. 30, 2025	41,193,052
Ending balance, value at Jun. 30, 2025	$ 4,119	4,289,180	(3,391,138)	902,161		902,161
Employee stock-based compensation		144,489		144,489
Net loss			(779,539)	(779,539)
Balance at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111
Balance, shares at Sep. 30, 2025	41,193,052
Ending balance, value at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111		267,111
Issuance of common stock	$ 36	181,964		182,000		182,000
Balance, shares	364,000
Employee stock-based compensation		266,076		266,076		266,076
Net loss			(652,635)	(652,635)		(652,635)
Common stock cancellation	$ (3,175)	3,175
Balance, shares	(31,752,690)
Balance, shares at Dec. 31, 2025	9,804,362
Ending balance, value at Dec. 31, 2025	$ 980	4,884,884	(4,823,312)	62,552		62,552
Balance at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111
Balance, shares at Sep. 30, 2025	41,193,052
Beginning balance, value at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111		267,111
Net loss				(3,227,711)
Foreign currency translation				1,896
Balance at Jun. 30, 2026				(533,297)
Balance, shares at Jun. 30, 2026	13,637,824
Ending balance, value at Jun. 30, 2026	$ 1,364	6,855,010	(7,391,283)	(540,118)	1,612	(533,297)	(6,821)
Balance, shares at Dec. 31, 2025	9,804,362
Beginning balance, value at Dec. 31, 2025	$ 980	4,884,884	(4,823,312)	62,552		62,552
Issuance of common stock	$ 28	104,771		104,799		104,799
Balance, shares	280,000
Net loss			(1,330,001)	(1,330,001)		(1,330,001)
Employee stock-based compensation	$ 201	852,694		852,895		852,895
Balance, shares	2,009,379
Non-employee stock-based compensation		51,533		51,533		51,533
Balance, shares
Balance, shares at Mar. 31, 2026	12,093,741
Ending balance, value at Mar. 31, 2026	$ 1,209	5,893,882	(6,153,313)	(258,222)		(258,222)
Issuance of common stock		355,000		355,000		355,000
Net loss			(1,237,970)	(1,245,075)		(1,237,970)	(7,105)
Employee stock-based compensation	$ 145	606,138		606,283		606,283
Balance, shares	1,441,018
Non-employee stock-based compensation	$ 10	(10)
Balance, shares	103,065
Foreign currency translation				1,896	1,612	1,612	284
Balance at Jun. 30, 2026				(533,297)
Balance, shares at Jun. 30, 2026	13,637,824
Ending balance, value at Jun. 30, 2026	$ 1,364	$ 6,855,010	$ (7,391,283)	$ (540,118)	$ 1,612	$ (533,297)	$ (6,821)